Preparation of financial statements	12 Months Ended
Dec. 31, 2018
Preparation of financial statements
Preparation of financial statements

2. Preparation of financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as set forth by the International Accounting Standards Board (IASB) and interpretations of the IFRS Interpretations Committee (IFRIC).

The consolidated financial statements were authorized for issue by the Management Board on March 28, 2019.

These consolidated financial statements were prepared on the basis of historical cost except for the following items, which are measured on an alternative basis on each reporting date.

Debt securities at fair value through other comprehensive income (2017: Available-for-sale financial assets)	Fair value
Non-derivative financial instruments at fair value through profit or loss	Fair value
Monetary assets and liabilities denominated in foreign currencies	Mandatorily at FVTPL
Derivative financial instruments	Fair value

The consolidated financial statements are presented in thousands of Euros (kEUR) except where otherwise stated. Due to rounding, numbers presented throughout these notes may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

The consolidated financial statements have been prepared on the assumption that the Group will continue as a going concern.

Correction of errors

Certain comparative amounts in the consolidated statements of financial position, consolidated statements of comprehensive loss, consolidated statements of changes in equity, and consolidated statements of cash flows have been restated to correct for immaterial errors with respect to the elimination of margin on certain intra-group transactions. The impact of this restatement is disclosed in Note 6. Throughout the consolidated financial statements, columns including comparative figures that have been restated, are indicated with ‘(1)’.